UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22608

Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Pearl Street

Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 243-1574

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Global Multi-Sector Income Fund

Not FDIC Insured No Bank Guarantee May Lose Value	June 30, 2012

MESSAGE TO SHAREHOLDERS

August 2012

Dear Virtus Global Multi-Sector Income Fund Shareholder:

I am pleased to present you with the first manager’s report and commentary for the Virtus Global Multi-Sector Fixed Income Fund for the six months ended June 30, 2012. In it, portfolio manager Newfleet Asset Management summarizes how the fixed income markets and the fund have performed since its inception on February 23, 2012.

For the quarter ended June 30, 2012, the fund’s net asset value (NAV) increased 0.70%, including $0.351 in reinvested distributions. For the same period, the fund’s benchmark, the Barclays Capital Global Aggregate Bond Index, gained 0.62%, including reinvested dividends.

For the period from the fund’s inception date of February 23, 2012, through June 30, 2012, the fund’s NAV increased 0.07%, including $0.351 in reinvested distributions. For the same period, the fund’s benchmark index gained 1.02%, including reinvested dividends.

On behalf of Newfleet Asset Management and Virtus Investment Partners, I welcome all investors to the fund and thank you for entrusting your assets to us. Should you have any questions or needs, the Virtus customer service team is ready to assist you at 1-866-270-7788 or through the closed-end fund section of our website, www.virtus.com.

Sincerely,

George R. Aylward

President and Trustee

Virtus Global Multi-Sector Income Fund

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

June 30, 2012 (Unaudited)

Managers Discussion of Fund Performance

About the Fund:

The Virtus Global Multi-Sector Income Fund’s (NYSE: VGI) (the “Fund”) investment objective is to maximize current income while preserving capital. The Fund seeks to achieve its investment objective by applying a time-tested approach and extensive credit research to capitalize on opportunities across undervalued areas of the global bond market. There is no guarantee that the Fund will achieve its objective.

The use of leverage enables the Fund to borrow at short-term rates and invest at higher yields on its investments. As of June 30, 2012, the Fund’s leverage consisted of $89 million of debt, which represented approximately 29% of the Fund’s total assets.

Portfolio Review – Newfleet Asset Management LLC (“Newfleet”)

Newfleet’s Multi-Sector Fixed Income Strategies team manages the Fund, leveraging the knowledge and skill of investment professionals with expertise in every sector of the bond market, including evolving, specialized, and out-of-favor sectors. The team employs active sector rotation and disciplined risk management for portfolio construction, avoiding interest rate bets and remaining duration neutral.

The following commentary discusses Newfleet’s management of the Fund since its inception on February 23, 2012 through June 30, 2012. Following the Fund’s inception, Newfleet spent the balance of the first quarter of 2012 investing the proceeds from the initial public offering plus the addition of leveraged assets. As a result, the commentary focuses on the second quarter, the period in which the Fund was fully invested.

How did the market perform during the second quarter of 2012?

Credit markets were weak in the quarter, resulting from continued uncertainty surrounding Europe’s debt crisis and overall global growth concerns. Adding to investor concerns was the lack of clarity in the U.S. related to the presidential election, the impending “fiscal cliff,” and the fear of a slowing economy.

As a result of heightened global uncertainty, most spread sectors underperformed U.S. Treasuries during the quarter. In addition, yields were lower across the curve, and the curve flattened over the quarter.

What factors affected the Fund’s performance during the second quarter of 2012?

The underperformance of fixed income spread sectors relative to U.S. Treasuries was the key driver of the Fund’s underperformance for the second quarter as the Fund was underweight U.S. Treasuries and overweight spread sectors.

The specific sectors that detracted the most from the Fund’s performance in the quarter included non-U.S. dollar securities and emerging market high yield securities.

Issue selection within the asset-backed security sector and commercial mortgage-backed security sector were positive contributors to performance during the quarter. An overweight to the Yankee high quality sector, combined with strong issue selection within this space, also benefited performance.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

June 30, 2012 (Unaudited)

Managers Discussion of Fund Performance (Continued)

What is your outlook for fixed income markets?

We continue to be constructive on spread sectors, focusing on credits with sound balance sheets, liquidity, and consistent free cash flow. Credit fundamentals remain strong in sectors such as corporate investment grade, corporate high yield, and bank loans. Given strong fundamentals and investors’ search for yield, spread sectors offer attractive valuations and compelling investment opportunities. Although we remain positive on spread sectors, headwinds still exist. A resolution to the European debt crisis remains uncertain, U.S. economic data has weakened, including high unemployment and a struggling housing market, and the overall strength of the global economy remains in question. However, conditions in the fixed income market remain substantially improved compared to the credit crunch of 2008 and early 2009.

We will maintain diversification in all credit-intensive sectors. We will look to be tactical with corporate credit, adding selectively on weakness, and will consider corporate alternatives such as commercial mortgage-backed securities and taxable municipals when favorable. Within the commercial mortgage-backed security sector, we prefer higher quality securities with high levels of credit enhancement and low leverage.

We are cautiously positive on the outlook for non-U.S. dollar bonds, favoring those that are denominated in currencies that typically benefit from rising commodity prices, have positive fundamentals and a yield advantage versus U.S. Treasury securities. Volatility is likely to remain high within this sector, however, in light of continued European sovereign fiscal concerns and uncertainty surrounding global economic growth.

Looking ahead, we see the potential for outperformance as we get more clarity on the fiscal concerns within Europe, the strength and sustainability of the U.S. economic recovery, and the slowing of global economies. We believe the Fund is well positioned to capitalize on opportunities as they arise, and we will take advantage of any weakness in either sectors or individual issues that may create value.

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of non-U.S. companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Non-U.S. companies use ADRs in order to make it easier for Americans to buy their shares. An ADR is likely to be traded over the counter.

Barclays Capital Global Aggregate Bond Index

The Barclays Capital Global Aggregate Bond Index is a market-weighted index of global government, government-related agencies, corporate and securitized fixed-income investments.

PIK (Payment-in-Kind)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (Real Estate Investment Trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

OUR PRIVACY COMMITMENT

The Virtus Global Multi-Sector Income Fund recognizes that protecting the privacy and security of the confidential personal information we collect about you is an important responsibility. The following information will help you understand our privacy policy and how we will handle and maintain confidential personal information as we fulfill our obligations to protect your privacy. “Personal information” refers to the nonpublic financial information obtained by us in connection with providing you a financial product or service.

Information We Collect

We collect personal information to help us serve your financial needs, offer new products or services, provide customer service and fulfill legal and regulatory requirements. The type of information that we collect varies according to the products or services involved, and may include:

•	Information we receive from you on applications and related forms (such as name, address, social security number, assets and income); and

•	Information about your transactions and relationships with us, our affiliates, or others (such as products or services purchased, account balances and payment history).

Information Disclosed in Administering Products and Services

We will not disclose personal information about current or former customers to non-affiliated third parties except as permitted or required by law. We do not sell any personal information about you to any third party. In the normal course of business, personal information may be shared with persons or entities involved in servicing and administering products and services on our behalf, including your broker, financial advisor or financial planner and other service providers and affiliates assisting us.

Procedures to Protect Confidentiality and Security of Your Personal Information

We have procedures in place that limit access to personal information to those employees and service providers who need to know such information in order to perform business services on our behalf. We educate our employees on the importance of protecting the privacy and security of confidential personal information. We also maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your personal information.

We will update our policy and procedures where necessary to ensure that your privacy is maintained and that we conduct our business in a way that fulfills our commitment to you. If we make any material changes in our privacy policy, we will make that information available to customers through our Web site and/or other communications.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

June 30, 2012

(Unaudited)

The following tables presents the portfolio holdings within certain sectors or countries as a percentage of total investments at June 30, 2012.

Asset Allocation

Corporate Bonds and Notes		67%
Financials	25%
Energy	14
Industrials	8
All other sectors	20
Loan Agreements		12
Foreign Government Securities		12
Mortgage-Backed Securities		4
Asset-Backed Securities		4
Other (includes short-term investment)		1

		100%

Country Weightings
United States	55%
Brazil	7
Russia	5
Cayman Islands	3
United Kingdom	3
Luxembourg	2
Other	25

Total	100%

The accompanying notes are an integral part of these financial statements.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

MUNICIPAL BONDS—1.0%

California—0.6%
San Diego Tobacco Settlement Revenue Funding Corp. 7.125%, 6/1/32	$734		$583
State of California Build America Bond Taxable 7.500%, 4/1/34	570		712

			1,295

Illinois—0.4%
State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700		768
TOTAL MUNICIPAL BONDS (Identified Cost $2,075)			2,063

FOREIGN GOVERNMENT SECURITIES—16.3%
Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(4)	1,500		1,297
Commonwealth of Australia Series 118, 6.500%, 5/15/13	3,100	AUD	3,272
Commonwealth of Canada 2.000%, 9/1/12	705	CAD	694
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	1,750	NZD	1,445
Federative Republic of Brazil 8.500%, 1/5/24	5,660	BRL	3,072
Kingdom of Sweden Series 1041, 6.750%, 5/5/14	4,695	SEK	749
Republic of Argentina Provincia de Neuquen 144A 7.875%, 4/26/21(3)	800		632
PIK Interest Capitalization 8.280%, 12/31/33	5,740		3,788
Republic of Hungary 4.750%, 2/3/15	740		714
Republic of Iceland 144A 5.875%, 5/11/22(3)	1,180		1,145
Republic of Korea Series 1403, 4.750%, 3/10/14	1,600,000	KRW	1,430

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES (continued)
Republic of Lithuania 144A 6.625%, 2/1/22(3)	$1,400		$1,603
Republic of Poland Series 0414, 5.750%, 4/25/14	9,300	PLZ	2,846
Republic of South Africa Series R206 7.500%, 1/15/14	21,200	ZAR	2,680
Republic of Turkey
9.000%, 3/5/14	4,190	TRY	2,337
6.750%, 5/30/40	2,350		2,747
Slovak Republic 144A 4.375%, 5/21/22(3)	1,235		1,216
United Mexican States Series M, 6.000%, 6/18/15	35,100	MXN	2,722
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $35,853)			34,389
MORTGAGE-BACKED SECURITIES—6.3%
Non-Agency—6.3%
Bear Stearns Commercial Mortgage Securities, Inc. 05-PW10, AM 5.449%, 12/11/40(2)	1,000		1,045
Commercial Mortgage Pass-Through Certificates 12-LC4, AM 4.063%, 12/10/44	1,400		1,416
Deutsche Bank - UBS Mortgage Trust 11-LC1A, A3, 144A 5.002%, 11/10/46(3)	1,100		1,244
Extended Stay America Trust 10-ESHA, D, 144A 5.498%, 11/5/27(3)	1,390		1,403
Homebanc Mortgage Trust 05-4, A2 0.575%, 10/25/35(2)	2,499		1,760
Indymac Index Mortgage Loan Trust 05-AR1, 3A1 2.676%, 3/25/35(2)	1,834		1,539
JPMorgan Chase Commercial Mortgage Securities Corp. 06-CB17, AM 5.464%, 12/12/43	750		714

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Merrill Lynch (Bank of America) Credit Corp. Mortgage Investors, Inc. 05-1, 2A1 2.329%, 4/25/35(2)	$1,376		$1,234
Morgan Stanley Capital I, Inc. 07-IQ14, A4 5.692%, 4/15/49(2)	1,940		2,136
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.423%, 11/23/43(2)(3)	756		741
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $12,922)			13,232

ASSET-BACKED SECURITIES—3.9%
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34	1,450		1,291
Conseco Financial Corp. 96-2, M1 7.600%, 4/15/26(2)	1,701		1,553
Dominos Pizza Master Issuer LLC 12-1A, A2, 144A 5.216%, 1/25/42(3)	1,494		1,559
Drug Royalty Corp., Inc 12-1, A2 144A 5.800%, 7/15/24(3)	1,036		1,036
Franklin Auto Trust 08-A, D 144A 8.180%, 5/20/16(3)	700		709
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	1,223		1,173
Orange Lake Timeshare Trust 12-AA, B 144A 4.870%, 3/10/27(3)	952		971
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $8,122)			8,292

CORPORATE BONDS AND NOTES—95.6%
Consumer Discretionary—10.0%
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	1,115	BRL	588

	PAR VALUE	VALUE

Consumer Discretionary (continued)
Boyd Gaming Corp. 9.125%, 12/1/18	$950	$983
Caesars Operating Escrow LLC (Caesars Escrow Corp.) 144A 8.500%, 2/15/20(3)	1,050	1,060
Chrysler Group LLC (Chrysler Group, Inc.) 8.250%, 6/15/21	950	981
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(3)	750	762
Clear Channel Communications, Inc. 9.000%, 3/1/21	1,250	1,094
Globo Comunicacao e Participacoes SA 144A 4.875%, 4/11/22(3)	1,220	1,269
HOA Restaurant Group LLC (HOA Finance Corp.) 144A 11.250%, 4/1/17(3)	1,150	1,071
Isle of Capri Casinos, Inc. 7.750%, 3/15/19	1,050	1,081
MGM Resorts International 7.625%, 1/15/17	900	934
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(3)	925	800
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	1,402	1,430
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(3)	1,100	1,018
QVC, Inc. 144A 5.125%, 7/2/22(3)	1,190	1,216
Toys R Us Property Co. II LLC 8.500%, 12/1/17	1,200	1,255
U.S. Airways Pass-Through-Trust
99-1A 8.360%, 1/20/19	602	614
11-1 A 7.125%, 10/22/23	984	1,043
UAL Pass-Through-Trust 09-2A 9.750%, 1/15/17	2,672	3,039

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Consumer Discretionary (continued)
Univision Communications, Inc. 144A 7.875%, 11/1/20(3)	$850	$914

		21,152

Consumer Staples—1.4%
Delhaize Group SA 4.125%, 4/10/19	755	731
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC)
144A 9.000%, 4/15/19(3)	1,050	1,053
144A 7.875%, 8/15/19(3)	1,000	1,087

		2,871

Energy—20.3%
Afren plc 144A 10.250%, 4/8/19(3)	925	957
Barrett Bill Corp. 7.000%, 10/15/22	1,250	1,197
BreitBurn Energy Partners LP (BreitBurn Finance Corp.) 144A 7.875%, 4/15/22(3)	1,575	1,583
Bumi Investment Ltd. 144A 10.750%, 10/6/17(3)	750	748
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 144A 9.625%, 8/1/20(3)	1,200	1,224
Chesapeake Energy Corp. 6.775%, 3/15/19	1,540	1,503
Dolphin Energy Ltd. 144A 5.500%, 12/15/21(3)	2,000	2,228
Everest Acquisition LLC (Everest Acquisition Finance, Inc.) 144A 9.375%, 5/1/20(3)	1,250	1,297
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(3)	1,041	1,002
Forest Oil Corp. 7.250%, 6/15/19	1,450	1,338
Frac Tech Services LLC / Frac Tech Finance, Inc. 144A 7.125%, 11/15/18(3)	500	506

	PAR VALUE	VALUE

Energy (continued)
Gazprom OAO (Gaz Capital SA) 144A 6.510%, 3/7/22(3)(7)	$3,700	$4,102
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(3)	1,700	1,721
Hercules Offshore, Inc. 144A 10.250%, 4/1/19(3)	1,250	1,197
Lukoil International Finance BV 144A 6.125%, 11/9/20(3)(7)	3,100	3,251
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	2,000	2,073
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	800	782
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	1,350	1,301
Petrobras International Finance Co. 6.750%, 1/27/41	2,750	3,230
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	4,950	4,034
Petroleos Mexicanos 6.500%, 6/2/41	1,850	2,160
Quicksilver Resources, Inc. 7.125%, 4/1/16	1,735	1,345
Rowan Cos., Inc. 4.875%, 6/1/22	1,070	1,080
TNK-BP Finance SA 144A 7.250%, 2/2/20(3)	1,900	2,134
Venoco, Inc. 8.875%, 2/15/19	850	778

		42,771

Financials—34.5%
Agile Property Holdings Ltd. 144A 8.875%, 4/28/17(3)	830	822
Alfa Bank OJSC Via Alfa Bond Issuance plc 144A 7.750%, 4/28/21(3)(7)	1,850	1,818
Allstate Corp. 6.125%, 5/15/37(2)	2,500	2,463

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Financials (continued)
ALROSA Finance SA 144A 7.750%, 11/3/20(3)	$750	$789
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp. 9.625%, 10/15/18	1,150	1,141
American International Group, Inc. 4.875%, 6/1/22	1,000	1,024
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(3)	1,750	1,768
Banco Bradesco SA 144A 5.750%, 3/1/22(3)	2,000	2,025
Banco Continental SA Via Continental Senior Trustees Cayman Ltd RegS 5.500%, 11/18/20(4)(7)	2,000	2,040
Banco de Credito del Peru 144A 5.375%, 9/16/20(3)	1,250	1,291
Banco do Brasil S.A. RegS 5.375%, 1/15/21(4)	525	537
144A 9.250%, 10/15/49(3)(6)	1,425	1,587
Banco Votorantim SA 144A 7.375%, 1/21/20(3)	1,900	2,009
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	745	738
Barclays Bank plc 144A 6.050%, 12/4/17(3)	2,450	2,477
Chubb Corp. 6.375%, 3/29/67(2)	2,175	2,246
Corp Andina de Fomento 8.125%, 6/4/19	1,000	1,261
Export Credit Bank of Turkey 144A 5.875%, 4/24/19(3)	1,250	1,289
First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,400	1,574
First Tennessee Bank N.A. 5.650%, 4/1/16	1,100	1,149
Genworth Financial, Inc. 7.625%, 9/24/21	1,490	1,409
Goodman Funding Ltd. 144A 6.000%, 3/22/22(3)	1,000	1,015

	PAR VALUE		VALUE

Financials (continued)
GRD Holdings IIII Corp. 144A 10.750%, 6/1/19(3)	$610		$607
HSBC Finance Corp. 6.676%, 1/15/21	1,900		2,059
Hutchison Whampoa International Ltd.
Series 11 144A 4.625%, 1/13/22(3)	450		472
Series 12 144A 6.000%, 12/31/49(2)(3)	1,075		1,088
ING Bank NV 144A 5.000%, 6/9/21(3)	1,000		1,040
International Lease Finance Corp. 8.625%, 1/15/22	2,000		2,328
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(3)	1,850		1,836
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	2,200		2,420
Legg Mason, Inc. 144A 5.500%, 5/21/19(3)	225		228
Macquarie Group Ltd. 144A 7.625%, 8/13/19(3)	1,000		1,076
Morgan Stanley 144A 10.090%, 5/3/17(3)	4,850	BRL	2,493
Nordea Bank AB 144A 4.875%, 1/14/21(3)	1,300		1,416
Progressive Corp. (The) 6.700%, 6/15/37(2)	2,160		2,246
Prudential Financial, Inc. 8.875%, 6/15/38(2)	2,000		2,375
Resona Bank Ltd. 144A 5.850%(2)(3)(5)(6)	2,050		2,110
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	1,400		1,494
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	1,590		1,479
Unipersonal 144A 3.781%, 10/7/15(3)	1,300		1,214
Sberbank of Russia (Sberbank Capital SA) 144A 6.125%, 2/7/22(3)(7)	1,450		1,509
SLM Corp. 8.450%, 6/15/18	2,150		2,408
Spansion LLC 7.875%, 11/15/17	1,200		1,158

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Springleaf Finance Corp. 5.400%, 12/1/15	$1,000	$838
SunTust Capital Vlll 6.100%, 12/15/36	650	651
Ventas Realty LP / Ventas Capital Corp. 4.000%, 4/30/19	1,200	1,231
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 7.748%, 2/2/21(3)(7)	1,000	968
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)(7)	1,400	1,464
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(7)	725	736
Zions Bancorp 4.500%, 3/27/17	1,250	1,257

		72,673

Health Care—1.4%
IASIS Healthcare LLC (IASIS Capital Corp.) 8.375%, 5/15/19	1,000	995
Kinetic Concepts, Inc. 144A 10.500%, 11/1/18(3)	850	897
Symbion, Inc. 8.000%, 6/15/16	1,000	1,000

		2,892

Industrials—11.3%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(3)	900	923
Aircastle Ltd. 7.625%, 4/15/20	1,500	1,530
America West Airlines, Inc. Pass-Through-Trust
99-1, G 7.930%, 1/2/19	1,100	1,169
00-1, G 8.057%, 7/2/20	970	1,029
01-1, G 7.100%, 4/2/21	1,110	1,144
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	728	757
Bombardier, Inc. 144A 5.750%, 3/15/22(3)	615	616

	PAR VALUE	VALUE

Industrials (continued)
Cemex Finance LLC 144A 9.500%, 12/14/16(3)	$1,200	$1,176
CHC Helicopter SA 9.250%, 10/15/20	1,150	1,130
Delta Air Lines, Inc. Pass-Through-Trust
09-1, A 7.750%, 12/17/19	1,232	1,398
02-1, G-1 6.718%, 1/2/23	866	942
Embraer SA 5.150%, 6/15/22	1,300	1,334
JMC Steel Group 144A 8.250%, 3/15/18(3)	750	748
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	1,000	1,082
Masco Corp. 5.950%, 3/15/22	1,500	1,545
McJunkin Red Man Corp. 9.500%, 12/15/16	850	922
Oshkosh Corp. 8.500%, 3/1/20	1,250	1,394
Pactiv LLC 8.125%, 6/15/17	1,500	1,387
Teekay Corp. 8.500%, 1/15/20	1,000	1,020
Transnet SOC Ltd. 144A 4.500%, 2/10/16(3)	900	939
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(3)	1,500	1,635

		23,820

Information Technology—1.2%
First Data Corp. 12.625%, 1/15/21	1,100	1,107
OGX Austria GmbH 144A 8.375%, 4/1/22(3)	1,600	1,384

		2,491

Materials—8.6%
Arcelormittal 6.250%, 2/25/22	1,750	1,715
Ardagh Packaging Finance plc 144A 7.375%, 10/15/17(3)	1,100	1,174
Braskem Finance Ltd. 144A 5.750%, 4/15/21(3)	2,200	2,260
Cascades, Inc. 7.875%, 1/15/20	650	653

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Materials (continued)
Edgen Murray Corp. 12.250%, 1/15/15	$800	$800
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	1,050	1,118
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	1,150	1,282
Ineos Finance plc 144A 8.375%, 2/15/19(3)	1,175	1,219
Momentive Performance Materials, Inc. 144A 10.000%, 10/15/20(3)	1,000	1,008
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	1,500	1,425
Severstal OAO (Steel Capital SA)
144A 6.250%, 7/26/16(3)(7)	1,150	1,154
144A 6.700%, 10/25/17(3)(7)	900	913
Sinopec Group Overseas Development Ltd. 144A 3.900%, 5/17/22(3)	1,000	1,043
United States Steel Corp. 7.500%, 3/15/22	840	811
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	1,650	1,675

		18,250

Telecommunication Services—4.4%
CenturyLink, Inc. Series S, 6.450%, 6/15/21	1,600	1,669
Frontier Communications Corp. 8.125%, 10/1/18	835	891
Nextel Communications, Inc. Series D, 7.375%, 8/1/15	1,100	1,107
Telecom Italia Capital SA 7.175%, 6/18/19	1,450	1,443
Telemar Norte Leste SA 144A 5.500%, 10/23/20(3)	1,300	1,326
Vivendi SA 144A 4.750%, 4/12/22(3)	725	716
Wind Acquisition Finance S.A.
144A 11.750%, 7/15/17(3)	750	609
144A 7.250%, 2/15/18(3)	430	376

	PAR VALUE	VALUE

Telecommunication Services (continued)
Windstream Corp. 7.750%, 10/15/20	$1,150	$1,225

		9,362

Utilities—2.5%
AmeriGas Finance LLC (AmeriGas Finance Corp.) 6.750%, 5/20/20	1,200	1,227
Calpine Corp. 144A 7.875%, 1/15/23(3)	850	931
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(3)	850	989
Covanta Holding Corp. 6.375%, 10/1/22	1,200	1,275
NRG Energy, Inc. 7.875%, 5/15/21	925	939

		5,361
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $204,165)		201,643
LOAN AGREEMENTS(2)—17.4%

Consumer Discretionary—6.8%
Bresnan Broadband Holding LLC Tranche B 0.000%, 10/12/17	870	878
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-4, 9.500%, 10/31/16	945	961
Cengage Learning Acquisitions, Inc. 0.000%, 7/3/14	1,200	1,117
Chrysler Group LLC (Chrysler Group Co-Issuer, Inc.) Tranche B, 6.000%, 5/24/17	895	903
Cumulus Media Holdings, Inc. Second Lien, 7.500%, 3/18/19	900	910
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) Second Lien, 10.500%, 1/29/18	1,000	877

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

LOAN AGREEMENTS(2) (continued)

Consumer Discretionary (continued)
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	1,080	CAD	$1,055
Granite Broadcasting Corp. Tranche B, 8.500%, 5/23/18	$585		579
HHI Holdings LLC 7.375%, 3/21/17	995		1,000
Hubbard Radio LLC Second Lien, 8.750%, 4/30/18	600		602
Landry’s Restaurant, Inc. Tranche B 6.500%, 4/24/18	1,197		1,202
Oberthur Technologies, Inc. First Lien, 6.200%, 11/30/18	560		547
Pinnacle Foods Finance LLC Tranche B, 4.750%, 10/17/18	256		254
Radio One, Inc. 0.000%, 3/31/16	1,034		1,021
TI Group Automotive Systems LLC Second Lien 6.750%, 3/14/18	477		467
Transtar Industries, Inc. 10.250%, 12/21/17	950		954
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	1,100		1,070

			14,397

Energy—1.3%
Chesapeake Energy Corp. 8.500%, 12/2/17	930		924
Frac Tech Services International 6.250%, 5/6/16	1,200		1,099
NGPL PipeCo LLC 6.750%, 9/15/17	810		796

			2,819

	PAR VALUE	VALUE

Financials—1.8%
Asurion LLC (Asurion Corp.) Second Lien, 9.000%, 5/24/19	$900	$920
iStar Financial, Inc. First Lien, 7.000%, 3/19/17	1,500	1,501
MMM Holdings, Inc. (Aveta, Inc.) 8.500%, 4/4/17	306	305
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	333	335
Ocwen Financial Corp. 7.000%, 9/1/16	606	610

		3,671

Health Care—1.3%
AMN Healthcare, Inc. Tranche B, 6.000%, 4/5/18	983	990
InVentiv Health, Inc. (Ventive Health, Inc) 6.500%, 8/4/16	718	673
National Specialty Hospitals, Inc.
Tranche DD, 0.750%, 2/3/17	931	908
Tranche DD, 0.750%, 2/3/17	164	160

		2,731

Industrials—1.3%
AWAS Finance Luxemborg SA 0.000%, 6/30/18	480	479
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B, 2.745%, 6/30/14	990	890
Husky Injection Molding System (Yukon Acquisition, Inc.) 0.000%, 6/29/18	1,104	1,112
North American Chemical Corp. (NAMM Holdings, Inc.) 0.000%, 4/4/17	306	305

		2,786

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

LOAN AGREEMENTS(2) (continued)
Information Technology—4.7%
Avaya, Inc. Tranche B-3 4.970%, 10/26/17	$1,194	$1,061
Blue Coat Systems, Inc. First Lien, 7.500%, 2/15/18	775	775
DynCorp International LLC 6.500%, 7/7/16	1,100	1,100
First Data Corp. Tranche B-1, 2.995%, 9/24/14	1,100	1,062
Lawson Software Tranche B 6.250%, 4/5/18	1,499	1,509
Mirion Technologies, Inc. 6.250%, 3/30/18	748	748
Mood Media Corp. First Lien 7.000%, 5/6/18	995	986
Novell, Inc. (fka Attachmate Corp.) First Lien, 7.250%, 11/22/17	1,000	991
Spansion LLC 4.750%, 2/9/15	1,037	1,040
Zayo Group, LLC 0.000%, 6/30/19	580	583

		9,855

Materials—0.2%
Waupaca Foundry, Inc. 0.000%, 6/29/17	472	471
TOTAL LOAN AGREEMENTS
(Identified Cost $37,030)		36,730

	SHARES	VALUE

PREFERRED STOCK—0.4%

Financials—0.4%
U.S. Bancorp 6.000% Series G	32,400	$887
TOTAL PREFERRED STOCK
(Identified Cost $817)		887
TOTAL LONG TERM INVESTMENTS—140.9%
(Identified cost $300,984)		297,236
SHORT-TERM INVESTMENTS—1.0%
Money Market Mutual Funds—1.0%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.080%)	2,158,986	2,159
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,159)		2,159
TOTAL INVESTMENTS—141.9% (Identified Cost $303,143)		299,395	(1)
Other assets and liabilities, net—(41.9)%		(88,438)

NET ASSETS—100.0%		$210,957

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
ADR	American Depositary Receipt
GmbH	Limited liability company
JSC	Joint Stock Corp.
OJSC	Open Joint Stock Company
PIK	Payment-in-Kind Security
plc	Public Limited Co.
S.A.	Sociedad Anonima or Sociedade Anonima
S.C.A.	Société en commandite par actions. Luxembourg partnership limited by shares.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Foreign Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLZ	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 5 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2012.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $115,979 or 55.0% of net assets.

(4)

Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933, as amended.

(5)	No contractual maturity date
(6)	Interest payments may be deferred.
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is the borrower.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$8,292	$—	$8,292
Corporate Bonds and Notes	201,643	—	201,643
Foreign Government Securities	34,389	—	34,389
Loan Agreements	36,730	—	36,730
Mortgage-Backed Securities	13,232	—	13,232
Municipal Bonds	2,063	—	2,063
Equity Securities:
Preferred Stock	887	887	—
Short-Term Investments	2,159	2,159	—

Total Investments	$299,395	$3,046	$296,349

There are no Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2012 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value (Identified cost $303,143)	$299,395
Foreign currency at value (Identified cost $5)	5
Cash	270
Receivables
Investment securities sold	2,618
Dividends and interest	4,371
Prepaid expenses	73

Total assets	306,732

Liabilities
Payables
Borrowings (Note 8)	89,000
Investment securities purchased	6,310
Investment advisory fee	231
Administration fee	24
Interest payable on line of credit	39
Professional fees	20
Trustees’ fees and expenses	18
Transfer agent fees and expenses	2
Other accrued expenses	131

Total liabilities	95,775

Net Assets	$210,957

Net Assets Consist of:
Common stock (no par value, 11,255,236 shares issued)	$214,525
Accumulated undistributed net investment income (loss)	369
Accumulated undistributed net realized gain (loss)	(185)
Net unrealized appreciation (depreciation)	(3,752)

Net Assets	$210,957

NET ASSET VALUE PER SHARE
(Net assets/shares outstanding) Shares outstanding — 11,255,236	$18.74

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF OPERATIONS

FROM INCEPTION FEBRUARY 23, 2012 TO JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Investment Income
Interest	$5,879
Dividends	16
Foreign taxes withheld	(46)

Total investment income	5,849

Expenses
Investment advisory fees	891
Administration fees	94
Transfer agent fees and expenses	4
Custodian fees	8
Sub-administration and accounting fees	30
Interest expense	292
Printing fees and expenses	17
Professional fees	70
Trustees’ fees and expenses	82
Miscellaneous	41

Total expenses	1,529

Net investment income	4,320

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(107)
Net realized gain (loss) on foreign currency transactions	(78)
Net change in unrealized appreciation (depreciation) on investments	(3,748)
Net change in unrealized appreciation (depreciation) on foreign currency translations	(4)

Net realized and unrealized gain (loss) on investments	(3,937)

Net increase (decrease) in net assets resulting from operations	$383

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

($ reported in thousands)

From Inception February 23, 2012 to June 30, 2012 (Unaudited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$4,320
Net realized gain (loss)	(185)
Net change in unrealized appreciation (depreciation)	(3,752)

Increase (decrease) in net assets resulting from operations	383

From Distributions to Shareholders
Net investment income	(3,951)

Decrease in net assets from distributions to shareholders	(3,951)

From Share Transactions
Proceeds from initial public offering of 11,255,236 shares	214,975
Offering costs	(450)

Increase (decrease) in net assets from share transactions	214,525

Net increase (decrease) in net assets	210,957

Net Assets
Beginning of period	—

End of period	$210,957

Accumulated undistributed net investment income (loss) at end of period	$369

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF CASH FLOWS

FOR PERIOD ENDED JUNE 30, 2012 (Unaudited)

Cash Flows Provided by Operating Activities
Increase (decrease) in net assets from operations	$383

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales and paydowns of long-term investments	32,590
Purchase of long-term investments	(330,186)
Net purchases of short-term securities	(2,159)
Net change in unrealized (appreciation)/depreciation	3,752
Net realized loss from sales of long-term investments	107
Net amortization of premium/(discount)	194
Increase in dividends and interest receivable	(4,371)
Increase in prepaid expenses	(73)
Increase in interest expense payable	39
Increase in investment advisory fees payable	231
Increase in other affiliates payable	24
Increase in Trustees’ fees payable	18
Increase in other accrued expenses payable	152

Cash provided by operating activities	(299,299)

Cash used for financing activities:
Cash receipts from borrowings	89,000
Proceeds from initial public offering	214,975
Offering costs	(450)
Cash dividends paid to shareholders	(3,951)

Cash used for financing activities	299,574

Cash impact from foreign exchange fluctuations	— (1)
Net decrease in cash	275

Cash:
Cash and foreign currency at beginning of period	—

Cash and foreign currency at end of period	$275

Cash flow information:
Cash paid for interest	$253

(1)	Amount less than $500

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

FINANCIAL HIGHLIGHTS

(Selected per share data and ratios for a share outstanding throughout the period ended June 30, 2012)(1)

PER SHARE OPERATING DATA:
Net asset value, beginning of period	$19.10	(1)

Income from investment operations:
Net investment income/(loss)(2)	0.40
Net realized and unrealized gain/(loss)	(0.41)

Total from investment operations	(0.01)

Dividends and/or Distributions to Shareholders:
Dividends from net investment income	(0.35)

Total Dividends and Distributions to Shareholders	(0.35)

Net Asset Value, End of Period	$18.74

Market Price, End of Period(3)	$17.99

Total Return on Net Asset Value(4)	0.07	%(7)
Total Return on Market Value(5)	(8.15	)%(7)
Net Assets, End of Period (000’s)	$210,957

Ratios/Supplemental Data:
Ratio of Total Expenses to Average Net Assets	2.22	%(8)
Ratio of Operating Expenses to Average Net Assets(6)	1.80	%(8)
Ratio of Net Investment Income/(Loss) to Average Net Assets	6.28	%(8)
Portfolio Turnover Rate	14	%(7)

Bank Borrowings:
Loan Outstanding, End of Period (000’s)	$89,000
Asset Coverage for Loan Outstanding	337%

(1)	Fund commenced operations on February 23, 2012, the date which its initial public offering shares were issued.
(2)	Based on average number of shares of common stock outstanding.
(3)	Closing price - NYSE
(4)

Total Return on NAV is calculated using the Net asset value price of common stock on the first business day and the closing Net asset value price on the last business day of the period. Dividends and distributions if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan.

(5)

Total return on market value is calculated assuming a purchase of a share of the Fund’s common stock at the opening New York Stock Exchange (“NYSE”) share price on the first business day and a sale at the closing NYSE share price on the last business day of the period. Dividends and distributions if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan.

(6)	Operating expenses do not include interest expense on the line of credit.
(7)	Not annualized
(8)	Annualized

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2012 (Unaudited)

Note 1. Organization

The Fund was incorporated as a statutory trust under the laws of the State of Delaware on November 9, 2011. The Fund commenced operations on February 23, 2012, the date on which its initial public offering shares were issued as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to maximize current income while preserving capital.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (“Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer of the Fund. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model when applicable. Internal fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•    Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on securities using the effective interest method.

C.	Federal Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Management of the Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable.

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

F.	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

G.	When-issued Purchases and Forward Commitment (Delayed-Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

H.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. As of the date of this report, the Fund held only assignment loans.

I.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

Note 3. Investment Advisory Fees and Related Party Transactions

A.	Adviser

Virtus Investment Advisers, Inc., an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser. As compensation for its services to the Fund, the Adviser will receive a monthly fee at an annual rate of 0.95% as a percentage of the average daily

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

Managed Assets of the Fund, calculated as of 4:00 p.m. Eastern time on such day or as of such other time or times as the Board may determine in accordance with the provisions of applicable law and of the organizational documents of the Fund and with resolutions of the Board as from time to time in force. During periods when the Fund is using leverage, the fees paid to the Adviser will be higher than if the Fund did not use leverage, because the fees paid will be calculated on the basis of the Fund’s Managed Assets, which includes the assets purchased through leverage.

B.	Subadviser

The subadviser manages the investments of the Fund for which they are paid a fee by the Adviser. Newfleet Asset Management, LLC (“Newfleet”), an indirect wholly-owned subsidiary of Virtus, is the subadviser for the Fund.

C.	Administrator

($ reported in thousands)

VP Distributors, LLC, an indirect, wholly-owned subsidiary of Virtus serves as the Fund’s Administrator (the “Administrator”). During the period ended June 30, 2012, the Fund incurred Administration fees totaling $94, which are included in the Statement of Operations. A portion of these fees was paid to an outside entity.

D.	Trustees

($ reported in thousands)

The Fund pays each Trustee not affiliated with the Adviser a quarterly retainer plus a fee for certain meetings of the Board and committees of the Board attended. Total fees paid to Trustees for the period from February 23, 2012 through June 30, 2012 were $82.

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding short-term investments) during the period ended June 30, 2012 were as follows:

Purchases	$336,491
Sales	35,260

Note 5. Federal Income Tax Information

($ reported in thousands)

At June 30, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$303,143	$2,635	$(6,383)	$(3,748)

Note 6. Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to such arrangements and expects the risk of loss to be remote.

Note 7. Capital Transactions

At June 30, 2012, the Fund had one class of common stock, no par value shares, of which unlimited shares are authorized and 11,255,236 shares are outstanding. Registered shareholders may elect to have all distributions paid by check mailed directly to the shareholder by Computershare as dividend paying agent. Pursuant to the Automatic Reinvestment and Cash Purchase Plan (the “Plan”), shareholders not making such election will have all such amounts automatically reinvested by Computershare, as the Plan agent, in whole or fractional shares of the Fund, as the case may be.

Note 8. Borrowings

($ reported in thousands)

On March 20, 2012, the Fund entered into a Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $100,000. Borrowings under the Agreement are collateralized by investments of the Fund. Interest is charged at LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed and on the undrawn balance (the commitment fee). Total commitment fees paid and accrued for the period ended June 30, 2012, were $9 and are included in interest expense and fees on the Statement of Operations. The Agreement is renewable and can also be converted to a 1-year fixed term facility. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. From March 20, 2012 – June 30, 2012, the average daily borrowings under the Agreement and the weighted daily average interest rate were $85,903 and 1.14%, respectively. At June 30, 2012, the amount of such outstanding borrowings was as follows:

Outstanding Borrowings	Interest Rate	Term
$15,000	1.13875%	31 days
$74,000	1.14375%	32 days

Note 9. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors. At June 30, 2012, the Fund held 25% of its total investments in securities within the financials sector.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

Note 10. Regulatory Exams

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus and its subsidiaries (collectively “the Company”) with securities and other laws and regulations affecting their registered products.

There are currently no such matters which the Company believes will be material to these financial statements.

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that, there are no subsequent events requiring recognition or disclosure in these financial statements.

CERTIFICATION

In accordance with the requirements of the Sarbanes-Oxley Act, the Fund’s CEO (the President of the Fund) and CFO (the Treasurer of the Fund) have filed the required “Section 302” certifications with the SEC on Form N-CSR.

In accordance with Section 303A of the NYSE listed company manual, the CEO certification has been filed with the NYSE.

KEY INFORMATION

Virtus Global Multi-Sector Income Fund Shareholder Relations: 1-866-270-7788

For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information

REINVESTMENT PLAN

Many of you have questions about our reinvestment plan. We urge shareholders who want to take advantage of this plan and whose shares are held in “Street Name,” to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

REPURCHASE OF SECURITIES

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

PROXY VOTING INFORMATION (FORM N-PX)

The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788 after August XX 2012. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

FORM N-Q INFORMATION

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Consideration of Advisory and Subadvisory Agreements for

Virtus Global Multi-Sector Income Fund

by the Board of Trustees

The Board of Trustees (the “Board”) of Virtus Global Multi-Sector Income Fund (the “Fund”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Fund and Virtus Investment Advisers, Inc. (“VIA”) and of the sub-advisory agreement (the “Sub-Advisory Agreement”)(together with the Advisory Agreement, the “Agreements”) among the Fund, VIA and Newfleet Asset Management, LLC (the “Subadviser”). At an in-person meeting held on December 21, 2011, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the establishment of each Agreement, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Agreements would be in the best interests of the Fund and its shareholders.

For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors.

In considering whether to approve the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of other funds managed by VIA and the Subadviser as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s proposed advisory fee rates with those of a group of other funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their respective affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Fund); (6) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (7) possible conflicts of interest; and (8) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information in the form of questionnaires completed by VIA and the Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (Continued)

instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services expected to be provided by VIA and its affiliates to the Fund; (e) VIA’s expected supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that VP Distributors, LLC, an affiliate of VIA, was expected to serve as administrator to the Fund. The Board also took into account information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures proposed to be established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services to be provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by the Subadviser’s senior portfolio management personnel. With respect to the Sub-Advisory Agreement, the Board noted that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering approval of the Sub-Advisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Fund.

Investment Performance

Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. The Board was advised by VIA and the Subadviser that they did not believe any of the other accounts they managed were comparable to the Fund for comparison purposes, so the Board could not evaluate prior investment performance for comparable accounts. The Board requested and was satisfied with the investment performance of other accounts managed by VIA and the Subadviser, as compared with their peer group and an appropriate index.

Management Fees and Total Expenses

The Board considered the fees proposed for advisory services as well as the expected total expense levels of the Fund. This information included comparisons of the Fund’s expected advisory fee and total expense level to those of its peer group (the “Expense Group”). The Board noted that the subadvisory fee would be paid by VIA out of its advisory fee rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the expected size of the Fund and the impact on expenses.

In addition to the foregoing, the Board considered, among other data, that the Fund’s expected advisory fee and total expenses were each below the median of the Expense Group.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (Continued)

The Board concluded that the proposed advisory and sub-advisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the expected profitability of VIA for its management of the Fund, as well as its profits and those of its affiliates for managing providing other services to the Fund, such as administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Fund. Attention was paid to the methodology used to allocate costs to the Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the expected profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services to be rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Sub-Advisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. The Board concluded that the profitability to the Subadviser and its affiliates from its relationship with the Fund was not a material factor in approval of the Sub-Advisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA can be expected to realize economies of scale as the Fund’s assets grow. The Board also took into account management’s discussion of the Fund’s management fee and sub-advisory fee structure. The Board also took into account the expected size of the Fund’s initial public offering. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to be materially higher than anticipated, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the expected size of the Fund to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Sub-Advisory Agreement at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, was expected to provide administrative services to the Fund. The Board noted management’s discussion of the fact that there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fees to be earned under the Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Fund could provide certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

AUTOMATIC REINVESTMENT AND CASH PURCHASE PLAN

The Virtus Global Multi-Sector Income Fund (the “Fund”) allows you to conveniently reinvest distributions quarterly in additional Fund shares thereby enabling you to compound your returns from the Fund. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Enrollment in the Reinvestment Plan

It is the policy of the Fund to automatically reinvest distributions payable to shareholders. A “registered” shareholder automatically becomes a participant in the Fund’s Automatic Dividend Reinvestment and Cash Purchase Plan. (the “Plan”). The Plan authorizes the Fund to credit all shares of common stock to participants upon a distribution regardless of whether the shares are trading at a discount or premium to the net asset value. Registered shareholders may terminate their participation and receive distributions in cash by contacting Computershare Trust Company, N.A. (the “Plan Administrator”). The termination will become effective with the next distribution if the Plan Administrator is notified at least 7 business days prior to the distribution payment date. Registered shareholders that wish to change their distribution option from cash payment to reinvest may do so by contacting the Plan Administrator at 1-866-270-7788.

In the case of banks, brokers, or other nominees which hold your shares for you as the beneficial owner, the Plan Administrator will administer the Plan based on the information provided by the bank, broker or nominee. To the extent that you wish to participate in the Plan, you should contact the broker, bank or nominee holding your shares to ensure that your account is properly represented. If necessary, you may have your shares taken out of the name of the broker, bank or nominee and register them in your own name.

How shares are purchased through the Reinvestment Plan

When a distribution is declared, nonparticipants in the plan will receive cash. Participants in the plan will receive shares of the Fund valued as described below:

If on the payable date of the distribution, the market price of the Fund’s common stock is less than the net asset value, the Plan Administrator will buy Fund shares on behalf of the Participant in the open market, on the New York Stock Exchange (NYSE) or elsewhere. The price per share will be equal to the weighted average price of all shares purchased, including commissions. Commission rates are currently $0.02 per share, although the rate is subject to change and may vary. If, following the commencement of purchases and before the Plan Administrator has completed its purchases, the trading price equals or exceeds the most recent net asset value of the common shares, the Plan Administrator may cease purchasing shares on the open market and the Fund may issue the remaining shares at a price equal to the greater of (a) the net asset value on the last day the Plan Administrator purchased shares or (b) 95% of the market price on such day. In the case where the Plan Administrator has terminated open market purchase and the Fund has issued the remaining shares, the number of shares received by the Participant in respect of the cash distribution will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issued the remaining shares. Under certain circumstances, the rules and regulations of the Securities and Exchange Commission may require limitation or temporary suspension of market purchases of shares under the Plan. The Plan Administrator will not be accountable for its inability to make a purchase during such a period.

If on the payable date of the distribution, the market price is equal to or exceeds the net asset value, Participants will be issued new shares by the Fund at the greater of the (a) the net asset value on the payable date or (b) 95% of the market price on such date.

AUTOMATIC REINVESTMENT AND CASH PURCHASE PLAN (Continued)

The automatic reinvestment of distributions will not relieve Participants of any income tax which may be payable on such distributions. A Participant in the Plan will be treated for federal income tax purposes, as having received on a payment date, a distribution in an amount equal to the cash the participant could have received instead of shares. If you participate in the Plan, you will receive a Form 1099-DIV concerning the Federal tax status of distributions paid during the year.

Charges to Participate in the Plan

As a Participant in the Plan you will not pay any charge to have your distributions reinvested in additional shares. The Plan Administrator’s fees for handling the reinvestment of distributions will be paid by the Fund. There will be no brokerage commissions for shares issued directly by the Fund in payment of distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred (currently $0.02 per share, but may vary and is subject to change) with respect to the Plan Administrator’s open market purchases in connection with the reinvestment of distributions.

Voluntary Cash Purchase Plan

Participants in the Plan have the option of making additional cash payments for investment in shares of the Fund. Such payments can be made in any amount from $100 per payment to $3,000 per month. The Plan Administrator will use the funds received to purchase Fund shares in the open market on the 15th of each month or the next business day if the 15th falls on a weekend or holiday (the “Investment Date”). The purchase price per share will be equal to the weighted average price of all shares purchased on the Investment Date, including commissions. There is no charge to shareholders for Cash Purchases. The plan administrator’s fee will be paid by the Fund. However, each participating shareholder will pay pro rata share of brokerage commissions incurred (currently $0.02 per share, but may vary and is subject to change) with respect to the Plan Administrator’s open market purchases in connection with all cash investments. Voluntary cash payments should be sent to Computershare Trust Company, N.A., PO Box 43078, Providence, RI 02940-3078.

Participants have an unconditional right to obtain the return of any cash payment if the Plan Administrator receives written notice at least 5 business days before such payment is to be invested.

Automatic Monthly Investment

Participants in the Plan may purchase additional shares by means of an Automatic Monthly Investment of not less than $100 nor more than $3,000 per month by electronic funds transfer from a predesignated U.S bank account. If a Participant has already established a Plan account and wishes to initiate Automatic Monthly Investments, the Participant must complete and sign an automatic monthly investment form and return it to the Plan Administrator together with a voided check or deposit slip for the account from which funds are to be withdrawn. Automatic monthly investment forms may be obtained from the Plan Administrator by calling 1-866-270-7788.

Termination of Shares

Shareholders wishing to liquidate shares held with the Plan Administrator must do so in writing or by calling 1-866-270-7788. The Plan Administrator does not charge a fee for liquidating your shares; however, currently a brokerage commission of $0.02 will be charged. This charge may vary and is subject to change.

Once terminated, you may re-enroll in the Plan (provided you still have shares registered in your name) by contacting the Plan Administrator at 1-866-270-7788.

AUTOMATIC REINVESTMENT AND CASH PURCHASE PLAN (Continued)

Additional Information

For more information regarding the Automatic Reinvestment and Cash Purchase Plan, please contact the Plan Administrator at 1-866-270-7788 or visit our website at Virtus.com.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such distribution. The Plan also may be amended or terminated by the Plan Administrator with at least 90 days written notice to participants in the Plan.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

101 Munson Street

Greenfield, MA 01301-9668

Board of Trustees

Philip R. McLoughlin, Chairman

George R. Aylward

Thomas F. Mann

William R. Moyer

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Administrator

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10005-2588

Transfer Agent

Computershare Trust Company NA

P.O. Box 43078

Providence, RI 02940-43078

How to Contact Us

Shareholder Services 1-866-270-7788

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

For more information about

Virtus Closed-End Funds, please

contact us at 1-866-270-7788

or closedendfunds@virtus. com

or visit Virtus.com.

8527	08-12

c/o Computershare Investor Services

P.O. Box 43078

Providence, RI 02940

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Global Multi-Sector Income Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	09/06/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	09/06/2012

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	09/06/2012

* Print the name and title of each signing officer under his or her signature.